Earnings per Common Share (Tables)	9 Months Ended
Sep. 30, 2014
Earnings Per Common Share [Abstract]
Earnings Per Common Share
	Nine Months Ended September 30,
	2013	2014

Net income	$ 20,051	$ 10,074

Less: Dividends declared and undistributed earnings allocated to unvested shares	(552	)(367)
Basic and diluted income available to common stockholders	19,499	9,707

Basic weighted average number of common shares outstanding	45,674,479	46,249,949

Diluted weighted average number of common shares outstanding	45,674,479	46,249,949

Basic earnings per common share	$ 0.43	$ 0.21
Diluted earnings per common share	$0.43	$ 0.21